                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-58175


                                                  PROSPECTUS - FEBRUARY 11, 2000

MORGAN STANLEY DEAN WITTER


                                                          HAWAII MUNICIPAL TRUST



                         A MUTUAL FUND THAT SEEKS A HIGH LEVEL OF CURRENT INCOME
                          EXEMPT FROM BOTH FEDERAL AND HAWAII STATE INCOME TAXES
                                     CONSISTENT WITH THE PRESERVATION OF CAPITAL



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                  Investment Objective .............................  1
                          Principal Investment Strategies ..................  1
                          Principal Risks ..................................  1
                          Past Performance .................................  3
                          Fees and Expenses ................................  4
                          Additional Investment Strategy Information .......  4
                          Additional Risk Information ......................  5
                          Fund Management ..................................  7
Shareholder Information   Pricing Fund Shares ..............................  8
                          How to Buy Shares ................................  8
                          How to Exchange Shares ........................... 11
                          How to Sell Shares  .............................. 13
                          Distributions .................................... 14
                          Tax Consequences ................................. 15
Financial Highlights      .................................................. 17
Our Family of Funds       ................................... Inside Back Cover

                          This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

THE FUND

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------------------------------------
Morgan Stanley Dean Witter Hawaii Municipal Trust seeks a high level of current income exempt from both federal and Hawaii state income taxes consistent with the preservation of capital.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------
The Fund will invest at least 80% of its assets in securities that pay interest normally exempt from federal and Hawaii state income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests the Fund's assets in investment grade, municipal obligations of issuers in Hawaii and obligations of U.S. Governmental territories such as Puerto Rico. Municipal obligations are bonds, notes or commercial paper issued by state and local governments. The Fund will invest in municipal obligations rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Fund's portfolio securities.

(sidebar)

INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.

(end sidebar)

The Fund may invest any amount of its assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. The Fund therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Fund may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligation will increase and if market interest rates increase, the interest rate on the obligation will fall.

Municipal obligations typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue securities, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as public utilities, hospitals, housing, airports and highways, and educational facilities. The Fund's municipal obligation investments may include zero coupon securities,which are purchased at a discount and accrue interest, but make no payment until maturity. In addition, the Fund may invest in private activity bonds, including industrial development and pollution control bonds, lease obligations and futures.

In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.


[GRAPHIC OMITTED]

PRINCIPAL RISKS
-------------------------------------------
There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance such projects as industrial development and pollution control facilities, also may be negatively impacted by the general credit of the user of the project. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state -- Hawaii -- and its municipalities, as well as certain U.S. territories such as Puerto Rico. Because the Fund concentrates its investments in securities issued by Hawaii state and local governments and certain U.S. territories, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning Hawaii or the U.S. territories' issuers ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.)

The Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

BOND INSURANCE RISK. Many of the municipal obligations the Fund invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

In addition, the Fund may invest in securities with the lowest investment grade rating. These securities may have speculative characteristics.

NON-DIVERSIFIED STATUS. The Fund is classified as a "non-diversified" mutual fund. The Fund therefore is permitted to have a relatively high percentage of its assets invested in the securities of a limited number of issuers within the state of Hawaii, and the value of its portfolio securities may be more susceptible to any single economic, political or regulatory event than a "diversified" mutual fund.

OTHER RISKS. The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments. For more information about these risks, see the "Additional Risk Information" section.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

(sidebar)

ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 4 calendar years.

(end sidebar)



3.73%     9.29%     6.12%     -5.50%

1996      '97       '98       '99




The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.47% (quarter ended December 31, 1995) and the lowest return for a calendar quarter was -2.32% (quarter ended March 31, 1996).


(sidebar)

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual returns with those of a broad measure of market performance over time. The Fund's returns include the maximum applicable front-end sales charge and assume you sold your shares at the end of each period.

(end sidebar)


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)

--------------------------------------------------------------------------------
                                                           LIFE OF FUND
                                         PAST 1 YEAR   (SINCE MARCH 1995)
--------------------------------------------------------------------------------
 Hawaii Municipal Trust(1)                  -8.33%          3.45%
--------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index(2)    -2.06%          5.53%(3)
--------------------------------------------------------------------------------

(1)  The Fund's returns include the maximum applicable front-end sales charge.

(2) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(3)  For the period June 30, 1995 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge account or exchange fees.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a percentage of
 offering price)                                                           3.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the
 lesser of the offering price or net asset value at redemption)           None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
 Management fee                                                           0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                                    0.19%
--------------------------------------------------------------------------------
 Other expenses                                                           1.91%
--------------------------------------------------------------------------------
 Total annual Fund operating expenses                                     2.45%
--------------------------------------------------------------------------------

(1) The expenses set forth in the table do not reflect that during the Fund's fiscal year ended November 30, 1999 (and through December 31, 2000), the Investment Manager has undertaken to continue to assume all operating expenses (except for any brokerage fees) and to waive the compensation provided for in its Management Agreement to the extent that they exceed 0.55% of the Fund's daily net assets on an annualized basis. Taking the waiver/assumption of expenses into account, the Fund's total annual operating expenses would have been 0.52% for the fiscal year ended November 30, 1999.

(sidebar)

SHAREHOLDER FEES

These fees are paid directly from your investment.

ANNUAL FUND OPERATING EXPENSES

These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended November 30, 1999, restated to reflect a management fee and operating expense reduction.

(end sidebar)

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

             EXPENSES OVER TIME
--------------------------------------------
 1 Year     3 Years     5 Years     10 Years
--------   ---------   ---------   ---------
$ 541      $1,041      $1,566      $ 3,003
-----      ------      ------      -------

[GRAPHIC OMITTED]

ADDITIONAL INVESTMENT STRATEGY INFORMATION
-------------------------------------------------------------------------------

This section provides additional information relating to the Fund's principal strategies.

PRIVATE ACTIVITY BONDS. The Fund may invest more than 25% of its assets in municipal obligations known as private activity bonds. These securities include housing, industrial development and pollution control revenue, electric, utility, manufacturing, and transportation facilities.

LEASE OBLIGATIONS. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts of municipalities. Generally, state and local agencies or authorities issue lease obligations to acquire equipment and facilities for public and private purposes.

FUTURES. The Fund may purchase and sell put and call futures with respect to financial instruments and municipal bond index futures. Futures may be used to seek to hedge against interest rate changes.

DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in taxable money market instruments or the highest grade, municipal obligations issued in other states in a defensive posture when the Investment Manager believes it is advisable to do so. Municipal obligations of other states pay interest that is exempt from federal income tax but not from Hawaii state tax. Defensive investing could have the effect of reducing the Fund's ability to provide tax-exempt income or otherwise meet its investment objective.


[GRAPHIC OMITTED]


ADDITIONAL RISK INFORMATION
-----------------------------------------------------------
This section provides additional information relating to the principal risks of investing in the Fund. As discussed in the "Principal Risks" section, a principal risk of investing in the Fund is associated with its fixed-income securities investments. As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.


     HOW INTEREST RATES AFFECT BOND PRICES

--------------------------------------------------------------------------------
                                    PRICE PER $1,000 OF A MUNICIPAL
                                        BOND IF INTEREST RATES:
                                  -----------------------------------
                                     INCREASE*        DECREASE**
                                  --------------- -------------------
 YEARS TO     BOND
 MATURITY   MATURITY   COUPON      1%      2%       1%        2%
--------------------------------------------------------------------------------
 1            2000     3.95%       $990    $981    $1,010    $1,020
--------------------------------------------------------------------------------
 5            2004     4.70%       $957    $916    $1,045    $1,093
--------------------------------------------------------------------------------
 10           2009     5.05%       $926    $858    $1,082    $1,171
--------------------------------------------------------------------------------
 20           2019     5.80%       $892    $799    $1,128    $1,278
--------------------------------------------------------------------------------
 30           2029     5.95%       $875    $773    $1,155    $1,350
--------------------------------------------------------------------------------

Source: Municipal Market Data (a division of Thomson Financial Municipal
 Group): "Aaa" yield curve as of 12/31/99


*     Assumes no effect from market discount calculation.

**    Assumes bonds are non-callable.

In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS. The inverse floating rate municipal obligations in which the Fund will invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

PRIVATE ACTIVITY BONDS. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund's value. The Fund's private activity bond holdings also may pay interest subject to the alternative minimum tax. See the "Tax Consequences" section for more details.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Fund may invest in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by these bonds are in the same industry. In cases where these users are in the same industry, there may be additional risk to the Fund in the event of an economic downturn in the industry, which may result generally in a lowered need for the facilities and a lowered ability of the users to pay for the use of the facilities.

LEASE OBLIGATIONS. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

FUTURES. If the Fund purchases or sells futures, its participation in these markets would subject the Fund's portfolio to certain risks. The Investment Manager's predictions of movements in the direction of interest rate markets may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of futures include, for example, the possible imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. The risk of imperfect correlations may be increased by the fact that futures contracts in which the Fund may invest are taxable securities rather than tax-exempt securities. The prices of taxable securities may not move in a similar manner to prices of tax-exempt securities.

[GRAPHIC OMITTED]

FUND MANAGEMENT
---------------------------------------------
The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

(sidebar)

MORGAN STANLEY DEAN WITTER ADVISORS INC.

The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $145 billion in assets under management as of December 31, 1999.

(end sidebar)

The Fund's portfolio is managed within the Investment Manager's Tax-Exempt Fixed-Income Group. James F. Willison, a Senior Vice President and Director of the Tax-Exempt Fixed Income Group of the Investment Manager, has been the primary portfolio manager of the Fund since its inception and has been a portfolio manager with the Investment Manager for over five years.

The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended November 30, 1999, the Fund accrued total compensation to the Investment Manager amounting to 0.35% of the Fund's average daily net assets. The Investment Manager has undertaken, from January 1, 2000 through December 31, 2000, to continue to assume all operating expenses (except for any brokerage fees) and to waive the compensation provided for in its management agreement to the extent they exceed 0.55% of the Fund's daily net assets on an annualized basis.

SHAREHOLDER INFORMATION

[GRAPHIC OMITTED]

PRICING FUND SHARES
-------------------------------------------------
The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.

Short-term debt portfolio securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.


[GRAPHIC OMITTED]

HOW TO BUY SHARES
-----------------------------------------------
You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

(sidebar)

CONTACTING A FINANCIAL ADVISOR

If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.msdw.com/individual/funds

(end sidebar)

When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.

MINIMUM INVESTMENT AMOUNTS
--------------------------------------------------------------------------------
                                                         MINIMUM INVESTMENT
                                                     ---------------------------
 INVESTMENT OPTIONS                                     INITIAL       ADDITIONAL
--------------------------------------------------------------------------------
 Regular accounts:                                    $1,000          $  100
--------------------------------------------------------------------------------
 EasyInvest(SM) (Automatically from your checking or
 savings account or Money Market Fund)                $ 100*          $  100*
--------------------------------------------------------------------------------

*     Provided your schedule of investments totals $1,000 in twelve months.

(sidebar)

EASYINVEST(SM)

A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.

(end sidebar)

There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:


o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).


o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Hawaii Municipal Trust.


o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

SALES CHARGES. Shares of the Fund are sold at net asset value plus an initial sales charge of up to 3.0%. The initial sales charge is reduced for purchases of $100,000 or more according to the schedule below. The Fund's shares are also subject to a distribution (12b-1) fee of up to 0.20% of the average daily net assets of the Fund.

The offering price of Fund shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

(sidebar)

FRONT-END SALES CHARGE OR FSC

An initial sales charge you pay when purchasing the Fund's shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of the Fund's shares you purchase. We offer three ways to reduce your sales charges - the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.

(end sidebar)

                                                     FRONT-END SALES CHARGE
                                         -------------------------------------------------
                                             PERCENTAGE OF          APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION             PUBLIC OFFERING PRICE      OF NET AMOUNT INVESTED
------------------------------------------------------------------------------------------
 Less than $100,000                               3.00%                     3.09%
------------------------------------------------------------------------------------------
 $100,000 but less than $250,000                  2.50%                     2.56%
------------------------------------------------------------------------------------------
 $250,000 but less than $500,000                  2.00%                     2.04%
------------------------------------------------------------------------------------------
 $500,000 but less than $1 million                1.25%                     1.27%
------------------------------------------------------------------------------------------
 $1 million but less than
------------------------------------------------------------------------------------------
 $2.5 million                                     0.50%                     0.50%
------------------------------------------------------------------------------------------
 $2.5 million but less than
------------------------------------------------------------------------------------------
 $5 million                                       0.25%                     0.25%
------------------------------------------------------------------------------------------
 $5 million and over                                 0                         0
------------------------------------------------------------------------------------------


The reduced sales charge schedule is applicable to purchases of Fund shares in a single transaction by:

o A single account (including an individual, trust or fiduciary account).

o Family member accounts (limited to husband, wife and children under the age of 21).

o Tax-Exempt Organizations.

o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

o Groups organized for a purpose other than to buy mutual fund shares.

COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of shares of the Fund in a single transaction with purchases of Class A shares of Multi-Class Funds and shares of other FSC Funds.

RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $100,000 or more.

You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (1) notification is not furnished at the time of the order; or (2) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of shares of the Fund or Multi-Class Funds or shares of other FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include:
(1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

SALES CHARGE WAIVERS. Your purchase of Fund shares is not subject to sales charge if your account qualifies under one of the following categories:

o Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

PLAN OF DISTRIBUTION The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees of 0.20% for the distribution of these shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


[GRAPHIC OMITTED]

HOW TO EXCHANGE SHARES
-------------------------------------------------------
PERMISSIBLE FUND EXCHANGES. You may exchange shares of the Fund (a FSC Fund) for Class A shares of any continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's prospectus for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund.

Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.

EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

LIMITATIONS ON EXCHANGES. Certain patterns of exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges. The Fund will notify you in advance of limiting your exchange privileges.

For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.


[GRAPHIC OMITTED]

HOW TO SELL SHARES
------------------------------------------------
You can sell some or all of your Fund shares at any time. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

 OPTIONS             PROCEDURES
-------------------- ----------------------------------------------------------------------------------
 Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial
 Financial Advisor   Advisor or other authorized financial representative.
                     ----------------------------------------------------------------------------------
[GRAPHIC OMITTED]    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
-------------------- ----------------------------------------------------------------------------------
 By Letter           You can also sell your shares by writing a "letter of instruction" that includes:
[GRAPHIC OMITTED]    o your account number;
                     o the dollar amount or the number of shares you wish to sell; and
                     o the signature of each owner as it appears on the account.
                     ----------------------------------------------------------------------------------
                     If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee.
                     You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact
                     Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS for determination as to whether a particular institution is an eligible guarantor.)  A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                     ----------------------------------------------------------------------------------
                     Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey
                     City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                     ----------------------------------------------------------------------------------
                     A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
-------------------- ----------------------------------------------------------------------------------
 Systematic          If your investment in all of the Morgan Stanley Dean Witter Family of Funds has
 Withdrawal Plan     a total market value of at least $10,000, you may elect to withdraw amounts of
                     $25 or more, or in any whole percentage of a Fund's balance (provided the
[GRAPHIC OMITTED]    amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                     ----------------------------------------------------------------------------------
                     To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley
                     Dean Witter Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
-------------------- ----------------------------------------------------------------------------------

PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in Fund shares at their net asset value.

INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvest(SM), if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

MARGIN ACCOUNTS. Certain restrictions may apply to Fund shares pledged in margin accounts with Dean Witter Reynolds or another authorized broker-dealer of Fund shares. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[GRAPHIC OMITTED]

DISTRIBUTIONS
----------------------------------------
The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

Normally, income dividends are declared on each day the New York Stock Exchange is open for business and are distributed to shareholders monthly. Capital gains, if any, are usually distributed in June and December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

(sidebar)

TARGETED DIVIDENDS(SM)
You may select to have your Fund distributions automatically invested in another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.

(end sidebar)

Distributions are reinvested automatically in additional shares of the Fund and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.


[GRAPHIC OMITTED]

TAX CONSEQUENCES
----------------------------------------------
As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

You need to be aware of the possible tax consequences when:

o The Fund makes distributions; and

o You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

TAXES ON DISTRIBUTIONS. Your income dividend distributions are normally exempt from federal and Hawaii state personal income taxes -- to the extent they are derived from Hawaii municipal obligations or obligations of U.S. Governmental territories. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes.

Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                                  FOR THE PERIOD ENDED NOVEMBER 30
                                                  -----------------------------------------------------------------
                                                    1999                 1998             1997            1996
-------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
-------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $ 10.41          $   10.12        $    9.95        $    9.91
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investments operations:
  Net investment income                              0.46                0.49             0.50             0.50
                                                   -------          ---------        ---------        ---------
  Net realized and unrealized gain (loss)           (0.88)               0.29             0.17             0.04
                                                   -------          ---------        ---------        ---------
 Total income (loss) from investment operations     (0.42)               0.78             0.67             0.54
-------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
  Net investment income                             (0.46)              (0.49)           (0.50)           (0.50)
  Net realized gain                                 (0.06)                 --               --               --
                                                   -------          ---------        ---------        ---------
 Total dividends and distributions                  (0.52)              (0.49)           (0.50)           (0.50)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $  9.47           $   10.41        $   10.12        $    9.95
-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                      (4.20)%              7.87%            6.93%            5.64%
-------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------
 Expenses                                            0.52 %(3)           0.20%(3)         0.19%(3)         0.19%(3)
-------------------------------------------------------------------------------------------------------------------
 Net investment income                               4.54 %(3)           4.72%(3)         5.00%(3)         5.09%(3)
------------------------------------------------- -----------       ------------     ------------     ------------
 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands          $7,257            $   6,998        $   4,752        $   3,225
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              18%                  26%              13%              51%
-------------------------------------------------------------------------------------------------------------------

                                                          FOR THE PERIOD
                                                           JUNE 16, 1995*
                                                              THROUGH
                                                            NOVEMBER 30,
                                                               1995
--------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------------
 Net asset value, beginning of period                        $ 9.70
--------------------------------------------------------------------------------
 Income (loss) from investments operations:
  Net investment income                                        0.19
                                                              ------
  Net realized and unrealized gain (loss)                      0.21
                                                              ------
 Total income (loss) from investment operations                0.40
--------------------------------------------------------------------------------
 Less dividends and distributions from:
  Net investment income                                       (0.19)
  Net realized gain                                              --
                                                              ------
 Total dividends and distributions                            (0.19)
--------------------------------------------------------------------------------
 Net asset value, end of period                              $ 9.91
--------------------------------------------------------------------------------
 TOTAL RETURN+                                                 4.21%(1)
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
 Expenses                                                      0.20%(2)(3)
--------------------------------------------------------------------------------
 Net investment income                                         4.69%(2)(3)
--------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
 Net assets, end of period, in thousands                     $1,510
--------------------------------------------------------------------------------
 Portfolio turnover rate                                         14%(1)
--------------------------------------------------------------------------------

*     Commencement of operations.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) If the Investment Manager had not assumed expenses and waived the management fee, the expense and net investment income ratios would have been as follows, which reflect the effect of expense offsets as follows:



--------------------------------------------------------------------------------
                         EXPENSE     NET INVESTMENT      EXPENSE
PERIOD ENDED:             RATIO       INCOME RATIO       OFFSET
--------------------------------------------------------------------------------
 November 30, 1999         2.45%           2.61%           0.01%
--------------------------------------------------------------------------------
 November 30, 1998         2.42%           2.50%           0.01%
--------------------------------------------------------------------------------
 November 30, 1997         2.95%           2.24%           0.01%
--------------------------------------------------------------------------------
 November 30, 1996*        2.69%           2.59%           0.03%
--------------------------------------------------------------------------------
 November 30, 1995*        2.70%           2.19%           0.10%
--------------------------------------------------------------------------------

*     After application of the Fund's state expense limitation.

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18

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                                                                              19

NOTES



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20

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
                           The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
GROWTH FUNDS

Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust
Next Generation Trust
Small Cap Growth
Special Value Fund
21st Century Trend Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund -"Best Ideas" Portfolio
European Growth Fund
Fund of Funds -International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund


GROWTH & INCOME FUNDS

Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds -Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Real Estate Fund
Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities
Global Utilities Fund


INCOME FUNDS

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund(NL)

GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust(FSC)
Limited Term Municipal Trust(NL)
Multi-State Municipal Series Trust(FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust


MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund(MM)
U.S. Government Money Market Trust(MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust(MM)
N.Y. Municipal Money Market Trust(MM)
Tax-Free Daily Income Trust(MM)

There may be funds created after this Prospectus was published. Please consult the inside back cover of a new Fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of Funds are: NL -No-Load (Mutual) Fund; MM -Money Market Fund; FSC -A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

MORGAN STANLEY DEAN WITTER
HAWAII MUNICIPAL TRUST

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

(sidebar)


TICKER SYMBOLS:
 DWHIX
--------

(end sidebar)

                         www.msdw.com/individual/funds

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.








(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-7263)